Schedule of Investments (unaudited)	iShares® iBonds® 2027 Term High Yield and Income ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.8%
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27 (Call 08/15/22)(a)	$45	$44,702
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	70	73,886
		118,588
Aerospace & Defense — 3.7%
Bombardier Inc., 7.88%, 04/15/27 (Call 04/15/22)(a)	135	136,755
Hexcel Corp., 4.20%, 02/15/27 (Call 11/15/26)	30	31,233
Howmet Aerospace Inc., 5.90%, 02/01/27	45	48,555
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(a)	35	35,116
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(a)	70	73,657
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)(b)	175	176,176
7.50%, 03/15/27 (Call 03/15/22)	40	41,466
		542,958
Agriculture — 0.2%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/22)(a)(b)	35	35,861

Airlines — 0.3%
American Airlines Pass Through Trust, Series 2015-1, Class A,
3.38%, 05/01/27	41	39,903

Apparel — 0.2%
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/22)(a)	35	35,952

Auto Manufacturers — 1.8%
Allison Transmission Inc., 4.75%, 10/01/27 (Call 10/01/22)(a)	30	30,426
Ford Motor Credit Co. LLC
3.82%, 11/02/27 (Call 08/02/27)	55	55,084
4.13%, 08/17/27 (Call 06/17/27)	85	87,008
4.27%, 01/09/27 (Call 11/09/26)	55	56,660
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27
(Call 07/01/27)(a)	35	33,096
		262,274
Auto Parts & Equipment — 1.8%
American Axle & Manufacturing Inc., 6.50%, 04/01/27
(Call 04/01/22)	30	30,907
Clarios Global LP/Clarios US Finance Co., 8.50%, 05/15/27
(Call 05/15/22)(a)	115	120,286
Dana Inc., 5.38%, 11/15/27 (Call 11/15/22)	30	30,988
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27
(Call 12/15/26)	50	50,656
IHO Verwaltungs GmbH, 6.00%, 05/15/27 (Call 05/15/22),
(6.75% PIK)(a)(c)	35	36,037
		268,874
Banks — 0.3%
Freedom Mortgage Corp., 6.63%, 01/15/27 (Call 01/15/24)(a)	45	41,760

Building Materials — 1.2%
Builders FirstSource Inc., 6.75%, 06/01/27 (Call 06/01/22)(a)	31	32,289
Eco Material Technologies Inc., 7.88%, 01/31/27
(Call 01/31/24)(a)	20	20,283
Jeld-Wen Inc., 4.88%, 12/15/27 (Call 12/15/22)(a)	30	29,938
Patrick Industries Inc., 7.50%, 10/15/27 (Call 10/15/22)(a)	20	21,172
Standard Industries Inc./NJ, 5.00%, 02/15/27 (Call 02/28/22)(a)	60	60,389
Summit Materials LLC/Summit Materials Finance Corp., 6.50%,
03/15/27 (Call 03/15/22)(a)	15	15,486
		179,557
Security	Par (000)	Value

Chemicals — 2.0%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch
Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)	$35	$35,991
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)	35	36,004
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)	25	25,837
Hexion Inc., 7.88%, 07/15/27 (Call 07/15/22)(a)	30	31,787
Methanex Corp., 5.13%, 10/15/27 (Call 04/15/27)	50	50,656
Olin Corp., 5.13%, 09/15/27 (Call 03/15/22)	35	35,717
SPCM SA, 3.13%, 03/15/27 (Call 03/15/24)(a)	25	23,954
WR Grace Holdings LLC, 4.88%, 06/15/27 (Call 06/15/23)(a)	50	49,764
		289,710
Commercial Services — 5.0%
Albion Financing 2SARL, 8.75%, 04/15/27 (Call 10/15/23)(a)(b)	30	29,761
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
9.75%, 07/15/27 (Call 07/15/22)(a)	75	79,475
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 10/01/22)(a)	35	35,366
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/23)(a)	40	41,069
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.75%,
07/15/27 (Call 07/15/22)(a)	50	51,357
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(a)	45	45,743
CoreCivic Inc., 4.75%, 10/15/27 (Call 07/15/27)	15	13,474
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)	40	39,117
9.50%, 11/01/27 (Call 11/01/22)(a)	40	42,200
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	85	87,455
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	30	30,560
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27 (Call 08/31/26)(a)	70	65,271
Service Corp. International/U.S., 4.63%, 12/15/27 (Call 12/15/22)	40	41,139
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(a)	55	57,215
United Rentals North America Inc., 5.50%, 05/15/27
(Call 05/15/22)	70	72,440
		731,642
Computers — 1.2%
NCR Corp., 5.75%, 09/01/27 (Call 09/01/22)(a)	35	35,689
Presidio Holdings Inc., 4.88%, 02/01/27 (Call 02/01/23)(a)	40	40,825
Seagate HDD Cayman, 4.88%, 06/01/27 (Call 03/01/27)	35	36,611
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	35	37,332
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis
Comm/Valassis Direct, 13.00%, 10/15/27 (Call 10/15/22)(a)	20	24,554
		175,011
Distribution & Wholesale — 0.8%
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(a)	45	44,980
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(a)	35	35,965
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)	35	35,689
		116,634
Diversified Financial Services — 2.1%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 08/01/22)(a)	25	27,545
Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.13%, 01/15/27 (Call 01/15/24)(a)	10	10,022
Castlelake Aviation Finance DAC, 5.00%, 04/15/27
(Call 04/15/24)(a)(b)	30	29,291
LPL Holdings Inc., 4.63%, 11/15/27 (Call 11/15/22)(a)(b)	30	30,466
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27
(Call 01/15/23)(a)	45	46,689
Navient Corp., 5.00%, 03/15/27 (Call 09/15/26)	50	48,523
OneMain Finance Corp., 3.50%, 01/15/27 (Call 01/15/24)	50	47,552
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%,
02/01/27 (Call 02/01/24)(a)	10	10,209
Starwood Property Trust, 4.38%, 01/15/27 (Call 07/15/26)	15	14,938

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
United Wholesale Mortgage LLC, 5.75%, 06/15/27
(Call 06/15/24)(a)	$35	$33,117
		298,352
Electric — 2.6%
FirstEnergy Corp., Series B, 4.15%, 07/15/27 (Call 04/15/27)	105	107,076
NextEra Energy Operating Partners LP, 4.50%, 09/15/27
(Call 06/15/27)(a)	40	40,548
Talen Energy Supply LLC, 7.25%, 05/15/27 (Call 05/15/22)(a)	50	44,867
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)	90	91,301
5.63%, 02/15/27 (Call 02/15/22)(a)	90	91,793
		375,585
Electrical Components & Equipment — 0.2%
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(a)	25	25,387

Engineering & Construction — 0.5%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	70	73,405

Entertainment — 4.5%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(a)	35	35,779
Caesars Entertainment Inc., 8.13%, 07/01/27 (Call 07/01/23)(a)	125	134,523
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp./Millennium Op, 5.38%, 04/15/27 (Call 04/15/22)	35	35,438
Churchill Downs Inc., 5.50%, 04/01/27 (Call 04/01/22)(a)	45	46,238
International Game Technology PLC, 6.25%, 01/15/27
(Call 07/15/26)(a)	55	59,883
Live Nation Entertainment Inc.
4.75%, 10/15/27 (Call 10/15/22)(a)	65	64,140
6.50%, 05/15/27 (Call 05/15/23)(a)	85	91,506
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(a)	30	30,244
Peninsula Pacific Entertainment LLC/Peninsula Pacific
Entertainment Finance Inc., 8.50%, 11/15/27 (Call 11/15/23)(a)	60	64,346
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 02/28/22)(a)	35	35,869
Six Flags Entertainment Corp., 5.50%, 04/15/27 (Call 04/15/22)(a)	35	35,380
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%,
11/01/27 (Call 11/01/22)(a)	25	25,215
		658,561
Environmental Control — 0.5%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 07/15/22)(a)	40	41,016
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/22)(a)	35	35,564
		76,580
Food — 3.0%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC, 4.63%, 01/15/27
(Call 01/15/23)(a)	75	76,742
B&G Foods Inc., 5.25%, 09/15/27 (Call 03/01/22)	40	40,521
Kraft Heinz Foods Co., 3.88%, 05/15/27 (Call 02/15/27)	95	98,646
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)	75	76,647
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/22)(a)	60	62,652
Post Holdings Inc., 5.75%, 03/01/27 (Call 03/01/22)(a)	85	87,318
		442,526
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
5.75%, 05/20/27 (Call 02/20/27)	35	37,068

Health Care - Products — 0.4%
Teleflex Inc., 4.63%, 11/15/27 (Call 11/15/22)	35	35,731
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(a)	20	21,895
		57,626
Security	Par (000)	Value

Health Care - Services — 5.8%
Catalent Pharma Solutions Inc., 5.00%, 07/15/27
(Call 07/15/22)(a)	$35	$35,839
Centene Corp., 4.25%, 12/15/27 (Call 12/15/22)	165	169,702
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 12/15/23)(a)	125	125,991
8.00%, 12/15/27 (Call 12/15/22)(a)	50	53,166
IQVIA Inc., 5.00%, 05/15/27 (Call 05/15/22)(a)	75	76,689
Legacy LifePoint Health LLC, 4.38%, 02/15/27 (Call 02/28/22)(a)	35	34,313
MEDNAX Inc., 6.25%, 01/15/27 (Call 02/11/22)(a)	70	73,161
Surgery Center Holdings Inc., 10.00%, 04/15/27 (Call 04/15/22)(a)	30	31,602
Tenet Healthcare Corp.
5.13%, 11/01/27 (Call 11/01/22)(a)	105	105,259
6.25%, 02/01/27 (Call 02/28/22)(a)	105	107,579
US Renal Care Inc., 10.63%, 07/15/27 (Call 07/15/22)(a)	35	35,700
		849,001
Holding Companies - Diversified — 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%,
05/15/27 (Call 11/15/26)	100	100,747

Home Builders — 1.9%
Beazer Homes USA Inc., 5.88%, 10/15/27 (Call 10/15/22)	25	25,618
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27 (Call 09/15/22)(a)	35	36,073
Century Communities Inc., 6.75%, 06/01/27 (Call 06/01/22)	25	26,035
KB Home, 6.88%, 06/15/27 (Call 12/15/26)	25	28,399
Mattamy Group Corp., 5.25%, 12/15/27 (Call 12/15/22)(a)	35	35,641
Meritage Homes Corp., 5.13%, 06/06/27 (Call 12/06/26)	15	16,056
Taylor Morrison Communities Inc.
5.88%, 06/15/27 (Call 03/15/27)(a)	35	37,562
6.63%, 07/15/27 (Call 07/15/22)(a)	10	10,423
Toll Brothers Finance Corp., 4.88%, 03/15/27 (Call 12/15/26)	35	37,966
Tri Pointe Homes Inc., 5.25%, 06/01/27 (Call 12/01/26)	20	20,685
		274,458
Insurance — 1.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)	55	53,658
6.75%, 10/15/27 (Call 10/15/22)(a)	90	89,026
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/22)(a)	35	35,556
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	35	36,321
		214,561
Internet — 2.3%
Cablevision Lightpath LLC, 3.88%, 09/15/27 (Call 09/15/23)(a)(b)	35	32,850
Getty Images Inc., 9.75%, 03/01/27 (Call 03/01/22)(a)	15	15,762
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%,
12/01/27 (Call 06/01/22)(a)	45	46,248
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)	35	34,000
Match Group Holdings II LLC, 5.00%, 12/15/27 (Call 12/15/22)(a)	35	36,076
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 4.75%,
04/30/27 (Call 10/15/23)(a)	25	23,816
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(a)	50	49,920
Uber Technologies Inc., 7.50%, 09/15/27 (Call 09/15/22)(a)	85	90,739
		329,411
Iron & Steel — 0.9%
Allegheny Technologies Inc., 5.88%, 12/01/27 (Call 12/01/22)	20	20,389
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 06/01/22)	35	36,191
Commercial Metals Co., 5.38%, 07/15/27 (Call 02/15/22)	15	15,681
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	50	53,500
		125,761

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time — 2.6%
Carnival Corp.
5.75%, 03/01/27 (Call 12/01/26)(a)	$240	$230,921
9.88%, 08/01/27 (Call 02/01/24)(a)	65	73,018
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(a)	5	5,058
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27(b)	20	22,139
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(a)	55	50,202
		381,338
Lodging — 2.6%
Boyd Gaming Corp., 4.75%, 12/01/27 (Call 12/01/22)(b)	70	69,723
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)	45	45,894
Melco Resorts Finance Ltd., 5.63%, 07/17/27 (Call 07/17/22)(d)	40	38,644
MGM China Holdings Ltd., 4.75%, 02/01/27 (Call 02/01/24)(a)	45	43,206
MGM Resorts International, 5.50%, 04/15/27 (Call 01/15/27)	45	46,526
Travel + Leisure Co., 6.00%, 04/01/27 (Call 01/01/27)	30	31,253
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%,
05/15/27 (Call 02/15/27)(a)(b)	65	64,081
Wynn Macau Ltd., 5.50%, 10/01/27 (Call 10/01/22)(a)	45	41,558
		380,885
Machinery — 0.9%
Granite US Holdings Corp., 11.00%, 10/01/27 (Call 10/01/22)(a)(b)	20	21,573
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	105	106,288
		127,861
Manufacturing — 0.2%
Amsted Industries Inc., 5.63%, 07/01/27 (Call 07/01/22)(a)	30	30,757

Media — 10.4%
Audacy Capital Corp., 6.50%, 05/01/27 (Call 05/01/22)(a)	30	28,519
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/27 (Call 05/01/22)(a)	225	230,598
Clear Channel Worldwide Holdings Inc.,
5.13%, 08/15/27(Call 08/15/22)(a)	85	85,427
CSC Holdings LLC, 5.50%, 04/15/27 (Call 04/15/22)(a)	95	97,100
Directv Financing LLC/Directv Financing Co.-Obligor Inc., 5.88%,
08/15/27 (Call 08/15/23)(a)	255	255,829
Gray Television Inc., 7.00%, 05/15/27 (Call 05/15/22)(a)	50	53,017
iHeartCommunications Inc.
5.25%, 08/15/27 (Call 08/15/22)(a)	55	55,948
8.38%, 05/01/27 (Call 05/01/22)	100	104,698
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27
(Call 10/15/22)(a)	82	85,230
Midcontinent Communications/Midcontinent Finance Corp.,
5.38%, 08/15/27 (Call 08/15/22)(a)	25	25,341
Nexstar Media Inc., 5.63%, 07/15/27 (Call 07/15/22)(a)	125	128,625
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(a)	35	35,869
Sinclair Television Group Inc., 5.13%, 02/15/27 (Call 02/14/22)(a)	20	18,896
Sirius XM Radio Inc., 5.00%, 08/01/27 (Call 08/01/22)(a)	105	107,362
Univision Communications Inc., 6.63%, 06/01/27
(Call 06/01/23)(a)	105	110,884
Videotron Ltd., 5.13%, 04/15/27 (Call 04/15/22)(a)	45	46,006
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 02/28/22)(a)	45	46,203
		1,515,552
Metal Fabricate & Hardware — 0.3%
Advanced Drainage Systems Inc., 5.00%, 09/30/27
(Call 09/30/22)(a)	20	20,142
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 04/15/22)	25	22,574
		42,716
Mining — 1.4%
Alcoa Nederland Holding BV, 5.50%, 12/15/27 (Call 06/15/23)(a)	55	57,904
Security	Par (000)	Value

Mining (continued)
Compass Minerals International Inc., 6.75%, 12/01/27
(Call 12/01/22)(a)	$30	$31,432
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27
(Call 06/15/27)(a)	40	41,027
Freeport-McMoRan Inc., 5.00%, 09/01/27 (Call 09/01/22)(b)	35	36,222
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(a)	30	31,654
		198,239
Office & Business Equipment — 0.2%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)	25	24,699

Oil & Gas — 5.6%
Apache Corp., 4.88%, 11/15/27 (Call 05/15/27)	25	26,010
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
9.00%, 11/01/27 (Call 11/01/26)(a)	25	33,194
Baytex Energy Corp., 8.75%, 04/01/27 (Call 04/01/23)(a)	35	37,735
Centennial Resource Production LLC, 6.88%, 04/01/27
(Call 04/01/22)(a)	20	20,096
CNX Resources Corp., 7.25%, 03/14/27 (Call 03/14/22)(a)	50	52,481
EQT Corp., 3.90%, 10/01/27 (Call 07/01/27)	85	85,705
MEG Energy Corp., 7.13%, 02/01/27 (Call 02/01/23)(a)	85	88,183
Moss Creek Resources Holdings Inc., 10.50%, 05/15/27
(Call 05/15/22)(a)	35	34,292
Murphy Oil Corp., 5.88%, 12/01/27 (Call 12/01/22)	40	40,866
Nabors Industries Inc., 7.38%, 05/15/27 (Call 05/15/24)(a)	45	46,037
Occidental Petroleum Corp.
3.00%, 02/15/27 (Call 11/15/26)	50	48,369
8.50%, 07/15/27 (Call 01/15/27)	30	36,060
Parkland Corp., 5.88%, 07/15/27 (Call 07/15/22)(a)	35	36,071
SM Energy Co., 6.63%, 01/15/27 (Call 02/28/22)	25	25,690
Southwestern Energy Co., 7.75%, 10/01/27 (Call 10/01/22)(b)	35	37,271
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27
(Call 04/15/22)	45	46,391
Transocean Inc., 11.50%, 01/30/27 (Call 07/30/23)(a)	45	44,649
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/28/22)(a)	40	38,989
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(a)	35	36,059
		814,148
Oil & Gas Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%,
04/01/27 (Call 04/01/22)(a)	35	35,889
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(a)	30	30,174
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 09/01/22)	50	51,493
		117,556
Packaging & Containers — 3.7%
ARD Finance SA, 6.50%, 06/30/27 (Call 11/15/22),
(7.25% PIK)(a)(c)	70	70,912
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.,
5.25%, 08/15/27 (Call 08/15/22)(a)	125	122,020
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/22)(a)	35	36,062
Graphic Packaging International LLC, 4.75%, 07/15/27
(Call 04/15/27)(a)	20	21,052
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)	35	36,189
LABL Inc., 10.50%, 07/15/27 (Call 07/15/22)(a)	45	46,238
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27
(Call 05/15/23)(a)	50	52,476
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group
Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)	70	66,310
Sealed Air Corp., 4.00%, 12/01/27 (Call 09/01/27)(a)	30	30,257

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Trivium Packaging Finance BV, 8.50%, 08/15/27 (Call 08/15/22)(a)	$50	$51,557
		533,073
Pharmaceuticals — 3.1%
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 07/31/22)(a)	120	121,358
Bausch Health Companies Inc., 5.75%, 08/15/27
(Call 08/15/22)(a)(b)	35	35,117
Bausch Health Cos Inc., 6.13%, 02/01/27 (Call 02/01/24)	25	25,076
Endo Dac/Endo Finance LLC/Endo Finco Inc., 9.50%, 07/31/27
(Call 07/31/23)(a)	65	64,188
Horizon Therapeutics USA Inc., 5.50%, 08/01/27
(Call 08/01/22)(a)	45	46,642
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	135	135,840
Vizient Inc., 6.25%, 05/15/27 (Call 05/15/22)(a)	20	20,591
		448,812
Pipelines — 3.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27 (Call 03/01/22)(a)	45	45,689
Buckeye Partners LP, 4.13%, 12/01/27 (Call 09/01/27)	30	29,389
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp., 5.63%, 05/01/27 (Call 05/01/22)(a)	40	40,090
DCP Midstream Operating LP, 5.63%, 07/15/27 (Call 04/15/27)	35	37,827
EQM Midstream Partners LP, 6.50%, 07/01/27 (Call 01/01/27)(a)	60	63,113
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%,
01/15/27 (Call 01/15/24)	70	70,521
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27
(Call 08/01/22)	30	30,875
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27
(Call 01/15/24)(a)	25	25,675
NuStar Logistics LP, 5.63%, 04/28/27 (Call 01/28/27)	40	40,845
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
6.00%, 03/01/27 (Call 03/01/23)(a)	30	30,539
Targa Resources Partners LP/Targa Resources Partners
Finance Corp.
5.38%, 02/01/27 (Call 02/28/22)	35	35,907
6.50%, 07/15/27 (Call 07/15/22)	50	53,053
		503,523
Real Estate — 0.2%
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 04/01/27
(Call 02/04/22)(a)	30	32,524

Real Estate Investment Trusts — 4.5%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27
(Call 10/15/26)(a)	30	28,862
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27
(Call 10/01/23)(a)	50	47,350
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)	35	33,684
Iron Mountain Inc., 4.88%, 09/15/27 (Call 09/15/22)(a)	70	70,264
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance
Corp., 4.25%, 02/01/27 (Call 02/01/23)(a)	45	43,601
MGM Growth Properties Operating Partnership LP/MGP
Finance Co-Issuer Inc., 5.75%, 02/01/27 (Call 11/01/26)	60	66,646
MPT Operating Partnership LP/MPT Finance Corp., 5.00%,
10/15/27 (Call 10/15/22)	95	97,612
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27
(Call 10/15/22)	50	49,304
SBA Communications Corp., 3.88%, 02/15/27 (Call 02/15/23)	105	106,039
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Service Properties Trust
4.95%, 02/15/27 (Call 08/15/26)	$25	$23,258
5.50%, 12/15/27 (Call 09/15/27)	35	34,582
VICI Properties LP/VICI Note Co. Inc., 3.75%, 02/15/27
(Call 02/15/23)(a)	50	49,553
		650,755
Retail — 2.6%
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)	30	31,631
Bath & Body Works Inc., 6.69%, 01/15/27	20	22,512
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 04/01/23), (8.50% PIK)(a)(c)	30	29,321
Carvana Co., 5.50%, 04/15/27 (Call 04/15/24)(a)	40	37,304
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC, 4.75%, 06/01/27 (Call 06/01/22)(a)	55	56,125
Lithia Motors Inc., 4.63%, 12/15/27 (Call 12/15/22)(a)	30	30,879
Murphy Oil USA Inc., 5.63%, 05/01/27 (Call 05/01/22)	20	20,650
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)(b)	25	24,189
QVC Inc., 4.75%, 02/15/27 (Call 11/15/26)	40	38,083
Staples Inc., 10.75%, 04/15/27 (Call 04/15/22)(a)(b)	65	60,555
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
5.88%, 03/01/27 (Call 03/01/22)	25	25,735
		376,984
Semiconductors — 0.3%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)	40	42,048

Software — 1.3%
CDK Global Inc., 4.88%, 06/01/27 (Call 06/01/22)	45	46,228
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	135	139,581
		185,809
Telecommunications — 6.0%
Altice France Holding SA, 10.50%, 05/15/27 (Call 05/15/22)(a)	50	53,061
Altice France SA/France, 8.13%, 02/01/27 (Call 02/08/22)(a)	100	105,807
CommScope Inc., 8.25%, 03/01/27 (Call 03/01/22)(a)	70	68,455
CommScope Technologies LLC, 5.00%, 03/15/27
(Call 03/15/22)(a)	50	44,488
Frontier Communications Holdings LLC, 5.88%, 10/15/27
(Call 10/15/23)(a)(b)	80	82,355
Level 3 Financing Inc., 4.63%, 09/15/27 (Call 09/15/22)(a)	70	69,651
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(a)	65	63,430
Lumen Technologies Inc., 4.00%, 02/15/27 (Call 02/15/23)(a)	85	81,779
Nokia OYJ, 4.38%, 06/12/27	35	36,327
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(a)	30	24,241
6.50%, 10/15/27 (Call 10/15/22)(a)	35	21,505
T-Mobile USA Inc., 5.38%, 04/15/27 (Call 04/15/22)	20	20,628
VEON Holdings BV, 3.38%, 11/25/27 (Call 08/25/27)(a)	65	59,320
Viasat Inc., 5.63%, 04/15/27 (Call 04/15/22)(a)	45	45,766
Zayo Group Holdings Inc., 4.00%, 03/01/27 (Call 02/28/22)(a)	100	94,591
		871,404
Toys, Games & Hobbies — 0.3%
Mattel Inc., 5.88%, 12/15/27 (Call 12/15/22)(a)(b)	45	47,817

Transportation — 0.3%
Watco Companies LLC/Watco Finance Corp., 6.50%, 06/15/27
(Call 06/15/23)(a)	40	41,410

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27 (Call 08/01/23)(a)	$30	$33,043

Total Corporate Bonds & Notes — 97.5%
(Cost: $14,582,991)		14,178,706

Short-Term Investments

Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	703	703,641
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	200	200,000
		903,641

Total Short-Term Investments — 6.2%
(Cost: $903,666)		903,641

Total Investments in Securities — 103.7%
(Cost: $15,486,657)		15,082,347

Other Assets, Less Liabilities — (3.7)%		(542,798)

Net Assets — 100.0%		$14,539,549

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$508,415	$195,320	(a)	$—		$(69)	$(25)	$703,641	703	$527	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	250,000	—		(50,000	)(a)	—	—	200,000	200	1		—
						$(69)	$(25)	$903,641		$528		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2027 Term High Yield and Income ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$14,178,706	$—	$14,178,706
Money Market Funds	903,641	—	—	903,641
	$903,641	$14,178,706	$—	$15,082,347

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind
REIT	Real Estate Investment Trust